Share-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity
The following table summarizes stock option activity during the three months ended March 31, 2017:

(Dollars in thousands, except share amounts)	Number of	Weighted Average	Weighted Average Remaining Contractual	Aggregate Intrinsic
Stock Options	Shares	Exercise Price	Term (years)	Value
Outstanding at January 1, 2017	165,801	$7.35
Granted	9,900	18.65
Exercised	(3,019)	6.57
Forfeited	—	—
Expired	—	—
Outstanding at March 31, 2017	172,682	$8.01	5.0	$1,802
Exercisable at March 31, 2017	139,660	$6.91	4.2	$1,612

Transactions under the Company’s stock option plans during the years ended December 31, 2016 and 2015 are summarized as follows:

Stock Options	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at January 1, 2015	246,880	$7.80
Granted	13,892	10.10
Exercised	(43,639)	6.68
Forfeited	(27,788)	10.55
Expired	(11,751)	11.89
Outstanding at December 31, 2015	177,594	7.41	5.2	$861,000
Granted	11,655	11.98
Exercised	(18,645)	9.79
Forfeited	(4,648)	11.60
Expired	(155)	11.85
Outstanding at December 31, 2016	165,801	$7.35	5.2	$1,881,841

Exercisable at December 31, 2016	146,067	$7.27	5.0	$1,669,569

Schedule of Options Outstanding
The following table summarizes stock options outstanding and exercisable at December 31, 2016:

	Outstanding Options			Exercisable Options
Exercise Price Range	Number	Average Life in Years	Average Exercise Price	Number	Average Life in Years	Average Exercise Price
$5.54 to $5.63	55,106	4.8	$5.60	48,339	4.8	$5.59
$6.16 to $7.46	69,990	4.8	$6.95	66,774	4.7	$6.94
$9.30 to $11.98	40,705	6.3	$10.40	30,954	6.0	$10.60
	165,801	5.2	$7.35	146,067	5.0	$7.27

Fair Value Inputs, Assets, Quantitative Information
The fair value of each option and the significant weighted average assumptions used to calculate the fair value of the options granted for the three months ended March 31, 2017 are as follows:

Fair value of options granted	$6.05
Risk-free rate of return	2.45%
Expected option life in years	7
Expected volatility	31.25%
Expected dividends (1)	1.19%
(1) The Company declared its first cash dividend on September 15, 2016.

The fair value of each option and the significant weighted average assumptions used to calculate the fair value of the options granted during the years ended December 31, 2016 and 2015 are as follows:

	2016	2015
Fair value of options granted	$4.65	$4.05
Risk-free rate of return	2.25%	1.37%
Expected option life in years	7	7
Expected volatility	30.66%	32.37%
Expected dividends (1)	—%	—

(1)  Subsequent to the granting of stock options in 2016, the Company paid its first cash dividend on October 21, 2016.

Schedule of Nonvested Restricted Stock Units Activity
The following table summarizes the activity in non-vested restricted shares for the three months ended March 31, 2017:

	Number of	Average Grant-Date
Non-vested shares	Shares	Fair Value
Non-vested at January 1, 2017	143,259	$9.02
Granted	28,300	18.65
Vested	(22,710)	10.83
Forfeited	—	—
Non-vested at March 31, 2017	148,849	$9.90

The following table summarizes the activity in nonvested restricted shares for the years ended December 31, 2016 and 2015:

Non-vested Shares	Number of Shares	Average Grant-Date Fair Value
January 1, 2015	148,634	$7.16
Granted	70,515	10.66
Vested	(60,930)	8.99
Forfeited	(14,340)	8.61
Non-vested at December 31, 2015	143,879	8.32
Granted	76,450	12.31
Vested	(74,070)	10.91
Forfeited	(3,000)	12.69
Non-vested at December 31, 2016	143,259	$9.02